Results for the Year (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue
Revenue	kr 14,595	kr 8,482	kr 10,111
DARZALEX
Revenue
Revenue	10,056	6,135	4,419
TEPEZZA
Revenue
Revenue	796	593	298
Kesimpta
Revenue
Revenue	779	235	10
Other
Revenue
Revenue	41	14	14
Janssen
Revenue
Revenue	10,620	6,847	4,693
AbbVie
Revenue
Revenue	1,174	245	4,398
Roche
Revenue
Revenue	796	603	305
Novartis
Revenue
Revenue	815	236	212
BioNTech
Revenue
Revenue	708	416	230
Seagen
Revenue
Revenue	413	135	201
Other partners
Revenue
Revenue	69		72
Royalties
Revenue
Revenue	11,672	6,977	4,741
Reimbursement revenue
Revenue
Revenue	818	531	431
Milestone revenue
Revenue
Revenue	1,767	954	351
License revenue
Revenue
Revenue	6		kr 4,588
Collaboration revenue
Revenue
Revenue	kr 332	kr 20